SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenues from external customers	$ 349,055,002	$ 321,703,932	$ 262,841,886
Cost of Revenue	225,386,314	195,357,182	171,713,170
Gross Profit	123,668,688	126,346,750	91,128,716
Industry Automation [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	211,713,204	190,251,683	142,323,167
Cost of Revenue	131,443,757	120,646,668	92,080,943
Gross Profit	80,269,447	69,605,015	50,242,224
Railroad Transportation Equipment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	82,343,769	100,946,417	116,492,723
Cost of Revenue	46,826,268	51,682,038	76,645,781
Gross Profit	35,517,501	49,264,379	39,846,942
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	36,131,813	1,967,767	0
Cost of Revenue	30,362,317	1,476,104	0
Gross Profit	5,769,496	491,663	0
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	18,866,216	28,538,065	4,025,996
Cost of Revenue	16,753,972	21,552,372	2,986,446
Gross Profit	$ 2,112,244	$ 6,985,693	$ 1,039,550